SUBSEQUENT EVENTS (Details Narrative) - USD ($)												1 Months Ended								3 Months Ended		12 Months Ended
	May 11, 2026	Apr. 02, 2026	Feb. 11, 2026	Jan. 05, 2026	Jan. 02, 2026	Nov. 03, 2025	Aug. 11, 2025	Aug. 08, 2025	Apr. 02, 2025	Jan. 02, 2025	Nov. 04, 2024	May 22, 2026	May 19, 2026	Apr. 30, 2026	Mar. 31, 2026	Jan. 16, 2026	Jun. 30, 2025	Jun. 19, 2025	Oct. 17, 2022	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Principal amount																			$ 1,958,000
Allowance for credit loss																						$ 8,000	$ 22,000
Interest rate																			7.602%
Open World Ltd. [Member]
Subsequent Event [Line Items]
Promissory note issued															$ 757,705					$ 757,705
Proceeds from notes payable																				750,000
Cash			$ 1,000,000																			$ 729,422	$ 4,025,185
Termination fee			$ 400,000
Restricted Stock Units [Member]
Subsequent Event [Line Items]
Number of shares vested					70,773																	140,000	416,669
Treasury [Member]
Subsequent Event [Line Items]
Common stock issued					19,271
Number of shares vested					19,271					16,988
Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued					47,464	30,882			5,792	39,915	54,843						2,741	41,849					1,750
Shares of common stock withheld for taxes					23,309	15,454			1,208	21,096	14,824						1,259	26,178
Subsequent Event [Member]
Subsequent Event [Line Items]
Voting rights			Company representing approximately 14% or more of the voting power in the aggregate of our common stock, including our directors and officers have agreed to vote their shares, and any shares obtained from the date of the agreement, in favor of the issuance of the Company’s common stock in connection with the Merger at a stockholder’s meeting.
Subsequent Event [Member] | Open World Ltd. [Member]
Subsequent Event [Line Items]
Cash			$ 1,000,000
Termination fee			$ 400,000
Loan description				Company entered into a loan agreement with Webslinger Holdings Inc., a significant shareholder of the Company, pursuant to which the lender agreed to provide financing of up to $750,000. The loan bears interest at a rate of 5% per annum. The original maturity date of April 5, 2026 was subsequently extended by approximately 60 days. Funds were received on January 16, 2026. The Company may prepay the loan, in whole or in part, at any time without penalty.
Webslinger Holdings Inc [Member] | Subsequent Event [Member] | Open World Ltd. [Member]
Subsequent Event [Line Items]
Proceeds from notes payable													$ 350,000	$ 400,000
Interest rate													5.00%
SAFEs [Member] | Subsequent Event [Member] | Open World Ltd. [Member]
Subsequent Event [Line Items]
Gross proceeds from loan		$ 100,000										$ 1,000,000			350,000
Loan Agreement [Member] | Zen Credit [Member]
Subsequent Event [Line Items]
Promissory note issued	$ 2,000,000.0
Principal amount	2,000,000.0						$ 2,000,000
Interest payments	80,000																					$ 80,000
Allowance for credit loss	$ 12,000														$ 12,000					$ 12,000		$ 12,000
Interest rate							16.00%	16.00%
Loan Agreement [Member] | Webslinger Holdings Inc [Member] | Open World Ltd. [Member]
Subsequent Event [Line Items]
Proceeds from notes payable																$ 750,000
Interest rate																5.00%
Consulting Agreement [Member] | Subsequent Event [Member] | Open World Ltd. [Member]
Subsequent Event [Line Items]
Number of warrants to purchase															1,000,000